OPERATING DATA - Schedule of Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Materials	$ 51,353	$ 42,737	$ 34,599
Labor costs	6,721	6,886	7,690
Logistic expenses	4,096	3,931	3,474
Depreciation and amortization	2,580	2,523	2,960
Net impairment charges/ (reversal) (see note 5.3)	1,026	(218)	(133)
Gains on ArcelorMittal USA disposal	0	0	(1,460)
Other	1,533	1,478	2,008
Total	$ 67,309	$ 57,337	$ 49,138